Borrowed Funds	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Borrowed Funds
Borrowed Funds

We maintain discretionary uncommitted Federal Funds lines of credit with various correspondent banks, which totaled $100,000 at December 31, 2013. The interest rate charged to the Company on these lines of credit is priced at Fed Funds plus a spread at the time of borrowing, and is payable daily. We did not utilize these lines of credit in 2013, 2012 and 2011.
We established an account at the FRB to meet eligibility requirements for access to the Primary Credit borrowing facility at the FRB’s Discount Window (“Window”). All borrowings at the Window must be fully collateralized. We pledged asset-backed and mortgage-backed securities, as well as FFELP consolidation and Private Education loans to the FRB as collateral for borrowings at the Window. Generally, collateral value is assigned based on the estimated fair value of the pledged assets. At December 31, 2013 and 2012, the lendable value of our collateral at the FRB totaled $900,217 and $945,266, respectively. The interest rate charged to us is the discount rate set by the FRB. We did not utilize this facility in 2013 and 2012.